Federated Equity Funds
Federated Clover Small Value Fund
Federated Global Strategic Value Dividend Fund
Federated International Strategic Value Dividend Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
Federated MDT Mid Cap Growth Fund
Federated Strategic Value Dividend Fund
Federated Fixed Income Securities, Inc.
Federated Strategic Income Fund
Federated Global Allocation Fund
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated High Yield Trust
Federated Income Securities Trust
Federated Floating Rate Strategic Income Fund
Federated Short-Term Income Fund
Federated Index Trust
Federated Mid-Cap Index Fund
Federated Institutional Trust
Federated Government Ultrashort Duration Fund
Federated Institutional High Yield Bond Fund
Federated Short-Intermediate Total Return Bond Fund
Federated Investment Series Funds, Inc.
Federated Bond Fund
Federated Adviser Series
Federated MDT Large Cap Value Fund
Federated MDT Series
Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund
Federated Total Return Government Bond Fund
Federated Total Return Series, Inc.
Federated Total Return Bond Fund
Federated World Investment Series, Inc.
Federated International Leaders Fund
THIS SUPPLEMENT RELATES ONLY TO THE CLASS R6 SHARES OF THE ABOVE-NAMED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
1. Class R6 Shares do not make any payments to financial intermediaries, either from Fund assets or from the investment adviser and its affiliates. Accordingly, Class R6 Shares are not subject to the various payments and fees described in the Prospectus sections entitled “Service Fees,” “Account Administration Fees,” “Recordkeeping Fees,” “Networking Fees” and “Additional Payments to Financial Intermediaries” and from the Statement of Additional Information section “Additional Payments to Financial Intermediaries.”
2. In the Prospectus section entitled “Payments to Financial Intermediaries,” add the following as the second sentence in that section:
“The Fund's Class R6 Shares do not make any payments to financial intermediaries, either from Fund assets or from the investment adviser and its affiliates.”
3. In the Statement of Additional Information, please delete the section entitled “Subaccounting Services.”
November 8, 2018
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454472 (11/18)
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2018 ©Federated Investors, Inc.